NOTE 2: BASIS OF PREPARATION (Details)	12 Months Ended
Dec. 31, 2019
S.M.A.A.R.T. Holdings Inc.
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Empower Healthcare Corp.
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Empower Healthcare Corp.
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
SMAART Inc.
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
The Hemp and Cannabis Co.
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
THCF Access Point
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Empower Healthcare Assets Inc.
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Sun Valley Health Holdings LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
Sun Valley Health Franchising LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health West LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health Tucson LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Health Mesa LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations
Sun Valley Alternative Health Centres NV, LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Clinic operations